Vessels, Net (Details)	1 Months Ended	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended			8 Months Ended			11 Months Ended	12 Months Ended
	Jun. 08, 2017 USD ($)	Mar. 14, 2018 USD ($)	Apr. 23, 2019 USD ($)	May 30, 2018 USD ($)	Jul. 02, 2018 USD ($)	Nov. 09, 2017 USD ($)	Nov. 07, 2017 USD ($)	Sep. 12, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 28, 2017 USD ($)	Dec. 07, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 17, 2018 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)
Property Plant And Equipment [Line Items]
Historical cost												$ 395,621,000		$ 342,693,000
Time charters												$ 6,288,000		$ 25,350,000
Navios Constellation
Property Plant And Equipment [Line Items]
Vessel year built												2011
Vessel capacity in TEU												10,000
Vessel type												Containership
Purchase price			$ 53,360,000
Initial capitalized costs			$ 860,000
Bermuda
Property Plant And Equipment [Line Items]
Vessel year built												2010
Vessel capacity in TEU												4,360
Vessel type												Containership
Purchase price													$ 11,098,000
Initial capitalized costs													$ 398,000
Bahamas
Property Plant And Equipment [Line Items]
Vessel year built												2010
Vessel capacity in TEU												4,360
Vessel type												Containership
Purchase price											$ 13,422,000
Initial capitalized costs											$ 522,000
One Containership | Call Option
Property Plant And Equipment [Line Items]
Vessel year built												2011
Vessel capacity in TEU												10,000
Vessel type												Containership
Contractual obligation															$ 52,500,000
Navios Miami
Property Plant And Equipment [Line Items]
Vessel year built												2009
Vessel capacity in TEU												4,563
Vessel type												Containership
Purchase price								$ 14,105,000
Initial capitalized costs								$ 205,000
YM Utmost
Property Plant And Equipment [Line Items]
Vessel year built												2006
Vessel capacity in TEU												8,204
Vessel type												Containership
Navios Unite (ex YM Unity)
Property Plant And Equipment [Line Items]
Vessel year built												2006
Vessel capacity in TEU												8,204
Vessel type												Containership
YM Utmost and Navios Unite
Property Plant And Equipment [Line Items]
Purchase price					$ 67,496,000
Initial capitalized costs					$ 496,000
Navios Unison
Property Plant And Equipment [Line Items]
Vessel year built												2010
Vessel capacity in TEU												10,000
Vessel type												Containership
Purchase price				$ 50,318,000
Initial capitalized costs				$ 68,000
Niledutch Okapi (ex Navios Dorado)
Property Plant And Equipment [Line Items]
Vessel year built												2010
Vessel capacity in TEU												4,250
Vessel type												Containership
Purchase price		$ 11,931,000
Initial capitalized costs		$ 151,000
Navios Felicitas
Property Plant And Equipment [Line Items]
Vessel year built												2010
Vessel capacity in TEU												4,360
Vessel type												Containership
Purchase price										$ 11,467,000
Initial capitalized costs										$ 17,000
Navios Tempo
Property Plant And Equipment [Line Items]
Vessel year built												2009
Vessel capacity in TEU												4,250
Vessel type												Containership
Purchase price						$ 10,274,000
Initial capitalized costs						$ 124,000
Navios Lapis
Property Plant And Equipment [Line Items]
Vessel year built												2009
Vessel capacity in TEU												4,250
Vessel type												Containership
Purchase price							$ 9,639,000
Initial capitalized costs							$ 39,000
APL Denver, APL Los Angeles, APL Oakland, APL Atlanta
Property Plant And Equipment [Line Items]
Number of vessels												4
Vessel year built												2008
Vessel capacity in TEU												4,730
Vessel type												Containership
Purchase price									$ 97,175,000
Initial capitalized costs									375,000
Rickmers Trust | 5 Containerships
Property Plant And Equipment [Line Items]
Number of vessels												5
Vessel type												Containership
Purchase price	$ 64,000,000
Proceeds from issuance of Private Placement	40,000,000
Amount of credit given by the seller	$ 24,000,000
Historical cost												$ 32,350,000
Time charters												26,662,000
Net daily charter rate												26,850
Working capital												$ 566,000
Rickmers Trust | 9 Containerships
Property Plant And Equipment [Line Items]
Number of vessels												9
Vessel type												Containership
Purchase price									54,000,000
Proceeds from bank loans									26,680,000
Available cash									27,320,000
Initial capitalized costs									$ 8,105,000